Concentrations of Credit Risk and Major Customers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	$ 1,211,573	$ 3,469,558	$ 1,599,906	$ 4,073,440
Previously Reported [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)			1,544,275
China [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	55		400
Insured bank account	70,000		70,595			¥ 500,000	¥ 500,000
Not insured amount (in Dollars)
China [Member] | Previously Reported [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)			$ 56,031	$ 154,311
Continuing Operations [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Total future lease payment (in Dollars)	0
Discontinued Operations [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Total future lease payment (in Dollars)	$ 8,840
Suppliers One [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		32.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	100.00%		25.00%	75.00%	72.00%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		30.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage			21.00%	11.00%	12.00%
Suppliers Three [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		23.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage			20.00%
Suppliers Four [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage			18.00%
Customers One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	99.00%	39.00%	39.00%	20.00%	70.00%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		23.00%	15.00%	19.00%	30.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		21.00%	14.00%	14.00%
Customers [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Number of customer			5
Customer Four [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage			10.00%	13.00%
Customers Five [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage			10.00%	12.00%